Related party transactions - Schedule of Due From Related Party Transactions (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Zhonghua Fu [Member]
Related party transactions - Schedule of Due From Related Party Transactions (Details) [Line Items]
Due from related parties	$ 0	$ 2,604,637
Related Party [Member]
Related party transactions - Schedule of Due From Related Party Transactions (Details) [Line Items]
Due from related parties	$ 0	$ 2,604,637